Segments - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Segment Reporting Information [Line Items]
Net sales		$ 989.2	$ 1,047.4	$ 0.0	$ 4,361.7	$ 3,951.1
Equity in earnings in unconsolidated affiliates		0.4	0.6		(1.4)	2.1
Adjusted EBITDA		182.0	186.7	0.0	840.5	699.0
Investment in unconsolidated affiliates		10.5	16.4		14.3	15.8
Successor [Member] | Performance Coatings [Member]
Segment Reporting Information [Line Items]
Net sales		557.2	616.1		2,585.0	2,325.3
Equity in earnings in unconsolidated affiliates		0.1	0.3		(1.2)	1.8
Adjusted EBITDA		107.1	124.5		547.6	500.2
Investment in unconsolidated affiliates		4.0	8.0		7.2	7.7
Successor [Member] | Transportation Coatings [Member]
Segment Reporting Information [Line Items]
Net sales		432.0	431.3		1,776.7	1,625.8
Equity in earnings in unconsolidated affiliates		0.3	0.3		(0.2)	0.3
Adjusted EBITDA		74.9	62.2		292.9	198.8
Investment in unconsolidated affiliates		$ 6.5	$ 8.4		$ 7.1	$ 8.1
Predecessor [Member]
Segment Reporting Information [Line Items]
Net sales	$ 326.2						$ 4,219.4
Equity in earnings in unconsolidated affiliates	(0.3)						0.6
Adjusted EBITDA	32.7						577.6
Investment in unconsolidated affiliates	8.7			7.9			7.9
Predecessor [Member] | Performance Coatings [Member]
Segment Reporting Information [Line Items]
Net sales	186.8						2,479.5
Equity in earnings in unconsolidated affiliates	0.0						0.0
Adjusted EBITDA	15.0						426.0
Investment in unconsolidated affiliates	2.0			0.8			0.8
Predecessor [Member] | Transportation Coatings [Member]
Segment Reporting Information [Line Items]
Net sales	139.4						1,739.9
Equity in earnings in unconsolidated affiliates	(0.3)						0.6
Adjusted EBITDA	17.7						151.6
Investment in unconsolidated affiliates	$ 6.7			$ 7.1			$ 7.1